DEBT (Details Narrative) - USD ($) $ in Millions		3 Months Ended
	Nov. 04, 2021	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate at Period End		7.19%	7.67%
SAUDI ARABIA
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate at Period End		7.89%	8.18%
Minimum [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate at Period End	2.60%
Maximum [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate at Period End	3.00%
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit	$ 80.0
Line of credit, maturity date	Nov. 04, 2025
Working capital facility		$ 312.0	$ 305.0
Withdrawn term loan		0.0	0.0
Line of Credit Facility, Remaining Borrowing Capacity		$ 80.0	80.0
[custom:CommitmentFeeRate-0]		0.3125%
[custom:MarginCommitmentFeeRate-0]		25.00%
Revolving Credit Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Working capital facility		$ 305.0
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Revolving Credit Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Working capital facility		$ 312.0
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Revolving Credit Facility [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Working capital facility	$ 350.0
Term Loan [Member]
Short-Term Debt [Line Items]
Withdrawn term loan		$ 306.4	322.5
Secured Facilities Agreement [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	860.0
Term loan	$ 430.0
Debt Instrument, maturity date	Nov. 04, 2027
Line of Credit Facility, Remaining Borrowing Capacity		74.7	78.4
Utilized working capital facility		$ 237.3	$ 226.6
Debt covenants description		The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.